Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 7,074,667	$ 6,516,326		$ 7,776,350
Amounts reclassified from AOCI		(52,390)	18,857		(32,725)
Total other comprehensive income (loss)		951,076	664,328		(1,288,195)
Ending balance		7,959,706	7,074,667		6,516,326
Net unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		1,165,665	472,376		1,765,606
OCI before reclassifications		1,001,398	667,048		(1,263,867)
Amounts reclassified from AOCI		(43,085)	26,241		(29,363)
Total other comprehensive income (loss)		958,313	693,289		(1,293,230)
Ending balance		2,123,978	1,165,665		472,376
Net gain (loss) on cash flow hedging
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1],[2]	(19,206)	10,408		1,475
OCI before reclassifications	[1]	1,223	(22,227)	[2]	12,311	[2]
Amounts reclassified from AOCI	[1]	(9,313)	(7,387)	[2]	(3,378)	[2]
Total other comprehensive income (loss)	[1]	(8,090)	(29,614)	[2]	8,933	[2]
Ending balance	[1]	(27,296)	(19,206)	[2]	10,408	[2]
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		6,923	6,231		10,240
OCI before reclassifications		857	692		(4,009)
Total other comprehensive income (loss)		857	692		(4,009)
Ending balance		7,780	6,923		6,231
Pension and postretirement plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(104)	(65)		(176)
OCI before reclassifications		(12)	(42)		95
Amounts reclassified from AOCI		8	3		16
Total other comprehensive income (loss)		(4)	(39)		111
Ending balance		(108)	(104)		(65)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		1,153,278	488,950		1,777,145
OCI before reclassifications		1,003,466	645,471		(1,255,470)
Amounts reclassified from AOCI		(52,390)	18,857		(32,725)
Total other comprehensive income (loss)		951,076	664,328		(1,288,195)
Ending balance		$ 2,104,354	$ 1,153,278		$ 488,950

[1]	Includes cumulative foreign currency translation losses on the hedged items of $18,704, $79,727, and $27,168 at December 31, 2017, 2016, and 2015, respectively.
[2]	The previously issued 2016 Consolidated Financial Statements improperly disclosed OCI before reclassifications as $(29,614) and $8,933 for the years ended December 31, 2016 and 2015, respectively. OCI before reclassifications previously included amounts that were reclassified from AOCI of $(7,387) and $(3,378) for the years ended December 31, 2016 and 2015, respectively. The December 31, 2016 and 2015 amounts have been corrected to conform with current year presentation.